Acquisitions and Other Agreements - Summary of Amounts Recognized and Weighted Average Useful Lives of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended															0 Months Ended																	0 Months Ended
	Dec. 31, 2013	Oct. 02, 2013 Warner Chilcott [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Oral Contraceptive Segment [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Mesalamine Franchise [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Estrace Cream [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Risedronate Franchise [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Doryx [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Enablex [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Other CMP Products [Member]	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member]	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member] Oral Contraceptive Segment [Member]	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member] Mesalamine Franchise [Member]	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member] Estradiol [Member]	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member] Urology Segment [Member]	Oct. 02, 2013 Warner Chilcott [Member] Other [Member]	Oct. 31, 2012 Actavis Group [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Top 6 Global CMP [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Americas [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Western Europe, Excluding U.K. [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] U.K. [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Central Eastern Europe Excluding Russia [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Russia [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Europe [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] MEAAP Excluding Indonesia [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Indonesia [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] MEAAP [Member]	Oct. 31, 2012 Actavis Group [Member] IPR&D [Member]	Oct. 31, 2012 Actavis Group [Member] IPR&D [Member] Americas [Member]	Oct. 31, 2012 Actavis Group [Member] IPR&D [Member] Western Europe, Excluding U.K. [Member]	Oct. 31, 2012 Actavis Group [Member] IPR&D [Member] Central Eastern Europe Excluding Russia [Member]	Oct. 31, 2012 Actavis Group [Member] IPR&D [Member] Europe [Member]	Oct. 31, 2012 Actavis Group [Member] Other [Member]	Oct. 31, 2012 Actavis Group [Member] Trademarks [Member]	Oct. 31, 2012 Actavis Group [Member] Customer Relationships [Member]	Oct. 31, 2012 Actavis Group [Member] Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amounts Recognized as of Acquisition Date		$ 4,729.0	$ 3,021.0	$ 1,181.0	$ 589.0	$ 397.0	$ 311.0	$ 237.0	$ 107.0	$ 199.0	$ 1,708.0	$ 321.0	$ 809.0	$ 278.0	$ 165.0	$ 135.0	$ 2,540.9	$ 1,697.6	$ 570.3	$ 505.1	$ 116.7	$ 103.7	$ 194.4	$ 25.9	$ 440.7	$ 155.6	$ 25.9	$ 181.5	$ 272.9	$ 246.9	$ 13.0	$ 13.0	$ 26.0	$ 570.4	$ 427.8	$ 103.7	$ 38.9
Weighted average useful lives	10 years 9 months 18 days	2 years 8 months 12 days	2 years 8 months 12 days	3 years 2 months 12 days	1 year 9 months 18 days	2 years 1 month 6 days	3 years 7 months 6 days	2 years 4 months 24 days	2 years 1 month 6 days	3 years 10 months 24 days							21 years 8 months 12 days	7 years 2 months 12 days	6 years 6 months	7 years	7 years	6 years 10 months 24 days	9 years	9 years	8 years	8 years	8 years	8 years						21 years 8 months 12 days	23 years 10 months 24 days	15 years	15 years